Revenue and related balances - Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue From Contracts With Customers [Abstract]
Balance at beginning of period	$ 73,716	$ 67,885
Decrease from revenue recognized	(245,334)	(213,508)
Increase due to amounts invoiced	255,679	220,490
Foreign currency translation and other movements	3,972	(1,151)
Balance at end of period	88,033	73,716
Current	85,465	72,922
Non-current	2,568	794
Deferred revenue	$ 88,033	$ 73,716